Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense

The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Current tax provision	$39,615	$92,869	$264,467
Deferred tax provision (benefit)	(31,223)	(25,129)	15,602
Income tax expense	$8,392	$67,740	$280,069

Schedule of Effective Tax Rate

The following table reconciles the statutory rates to the Company’s effective tax rate in the PRC:

	For the Years Ended December 31,
	2024	2023	2022
PRC statutory income tax rate	25%	25%	25%
Effect of income tax exemptions and reliefs	(10)%	(10)%	(10)%
Effect of additional deduction allowed for tax purposes	(6)%	(8)%	(6)%
Effective tax rate	9%	7%	9%

Schedule of Deferred Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred assets and liabilities were as follows:

	December 31,
Deferred Tax Assets	2024	2023
Depreciation and amortization	$28,948	$2,357
Allowance for CECL	6,971	7,916
Inventory reserve	4,854	-
Deferred tax assets	$40,773	$10,273